FEDERATED EQUITY FUNDS
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 23, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS
         Federated Kaufmann Fund - Class A Shares ("Portfolio") 1933 Act File
           No. 333-131198
           1940 Act File No. 2-91090

Dear Sir or Madam:

      Post-Effective Amendment No. 1 under the Securities Act of 1933 to the Registration Statement filed on Form N-14 of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Trust's currently effective Registration Statement filed on Form N-14.

      As indicated on the facing page of the Amendment, the Registrant has specified that it became effective on February 20, 2006 pursuant to Rule 488 under the Securities Act of 1933.

      The purpose of this filing is to make non-material changes to Part A. and to address SEC comments received on February 9, 2006 (Linda Stirling).

Responses to Linda Stirling's comments:
--------------------------------------

1. The prospectus for Federated Kaufmann Fund has been incorporated by reference in the Prospectus/Proxy Statement. We also state that the prospectus and annual report of each of Federated Kaufman Fund and Wayne Hummer Growth Fund can be found on their respective websites.

2. In the Section entitled "Comparison of Investment Objectives, Policies and Risks", we added a statement that Wayne Hummer Growth Fund currently is not permitted to invest in foreign securities. We also added a statement in this Section that Wayne Hummer Growth Fund can invest in illiquid securities.

3. In the Section entitled "Comparison of Investment Objectives, Policies and Risks", we described the link between liquidity risk, credit risk, leverage risk and interest rate risk to the risks' respective securities.

4. In the Section entitled "Portfolio Managers", we added a statement regarding the rolls of Federated Kaufmann Fund's portfolio managers.

5. In the Section entitled "Reasons for the Reorganization", we deleted the phrase "the fact that WHAMC and Federated have entered into the Fund Purchase Agreement".

6. Both FEMCOPA and WHAMC will assume the expenses of the Reorganization.

7. Under the Section entitled "Fees and Expenses", a statement was added that the proformas assume that the Reorganization took place as of October 31, 2005. We listed the fiscal year ends for Federated Kaufmann Fund and Wayne Hummer Growth Fund. In footnotes 5 and 7, we stated that the voluntary waiver is in place in the proformas. We added a new footnote 2 that states that shareholders of Wayne Hummer Growth Fund will not be charged a front-end sales charge in connection with the Reorganization or on additional purchases of shares of Federated Kaufmann Fund purchased in the same account.

      If you have any questions on the enclosed material, please contact me at
(412) 288-8745.

                                                Very truly yours,



                                                /s/ Amy Bredl
                                                Amy Bredl
                                                Senior Paralegal

Enclosures